Income Taxes	9 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 7. Income Taxes

The Company had income tax benefit of $0.3 million for the three-month period ended September 30, 2020 compared to income tax expenses of $0.6 million for the three month period ended September 30, 2019, and income tax benefit of $2.2 million for the nine-month period ended September 30, 2020 compared to income tax expenses of $3.1 million for the nine-month period ended September 30, 2019. The Company’s effective tax rate as of September 30, 2020 was primarily impacted by the goodwill impairment charge, which is not deductible for tax purposes.